Investment in Marketable Securities - RealD - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011 RealD	Mar. 31, 2013 RealD	Dec. 31, 2011 RealD	Dec. 31, 2012 RealD	Dec. 31, 2010 RealD	Dec. 31, 2010 RealD
Schedule Of Marketable Securities [Line Items]
Options received upon installation of a certain number of 3-D systems			1,222,780				1,085,828
Fair value of options earned				$ 3,402			$ 18,909
Additional options earned to purchase common stock of RealD				136,952
Exercise price of options		$ 0.00667
License agreement term					7 years 6 months
Cumulative net unrealized holding losses from accumulated other comprehensive income (loss) to earnings	12,610			12,610
Investment in marketable securities, shares			1,222,780		1,222,780
Estimated fair value of company owned shares in RealD			15,896		13,707
Unrealized holding gain (loss)			$ 2,189	$ (21,694)	$ 3,998	$ 9,084